Revenues	12 Months Ended
Mar. 31, 2024
Revenues [Abstract]
Revenues

Note 4 — Revenues

The following table presents the Company’s revenues disaggregated by service lines for the years ended March 31, 2022, 2023 and 2024:

	For the years ended March 31
	2022	2023	Change	Change
Revenues	HKD	HKD	HKD	%
Accounting services	$109,000	$-	$(109,000)	(100.0)%
General corporate consultancy services	7,800,000	9,300,000	1,500,000	19.2%
Going public consultancy services	6,510,600	-	(6,510,600)	(100.0)%
Internal control advisory services	249,600	486,400	236,800	94.9%
Subtotal accounting and corporate consultancy services	14,669,200	9,786,400	(4,882,800)	(33.3)%
Taxation services	1,329,600	1,240,000	(89,600)	(6.7)%
Company secretarial services	1,440,735	1,506,131	65,396	4.5%
Total revenues	$17,439,535	$12,532,531	$(4,907,004)	(28.1)%

	For the years ended March 31
	2023	2024	2024	Change	Change
Revenues	HKD	HKD	US$	HKD	%
General corporate consultancy services	$9,300,000	$9,300,000	$1,188,362	$-	-%
Internal control advisory services	486,400	520,080	66,456	33,680	6.9%
Subtotal accounting and corporate consultancy services	9,786,400	9,820,080	1,254,818	33,680	0.3%
Taxation services	1,240,000	950,000	121,392	(290,000)	(23.4)%
Company secretarial services	1,506,131	1,210,355	154,660	(295,776)	(19.6)%
Total revenues	$12,532,531	$11,980,435	$1,530,870	$(552,096)	(4.4)%

The following table presents the Company’s revenues disaggregated by the timing of revenue recognition for the years ended March 31, 2022, 2023 and 2024:

	For the years ended March 31
	2022	2023	Change	Change
	HKD	HKD	HKD	%
Services and deliverables transferred at a point in time	$2,315,283	$2,397,398	$82,115	3.6%
Services and deliverables transferred over time	15,124,252	10,135,133	(4,989,119)	(33.0)%
Total revenues	$17,439,535	$12,532,531	$(4,9007,004)	(28.1)%

	For the years ended March 31
	2023	2024	2024	Change	Change
	HKD	HKD	US$	HKD	%
Services and deliverables transferred at a point in time	$2,397,398	$2,030,365	$259,442	$(367,033)	(15.3)%
Services and deliverables transferred over time	10,135,133	9,950,070	1,271,428	(185,063)	(1.8)%
Total revenues	$12,532,531	$11,980,435	$1,530,870	$(552,096)	(4.4)%